VIA EDGAR

                                   February 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam New York Tax Exempt Income Fund (Reg. No. 2-83909) (811-3741) Post-Effective Amendment No. 19; Putnam New York Money Market Fund (Reg. No. 33-17344)(811-5335) Post-Effective Amendment No. 11; and Putnam New York Tax Exempt Opportunities Fund (Reg. No. 33-37001)(811-6176) Post-Effective Amendment No. 8 to Registration Statement on
     Form N-1A (collectively the "funds");

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments stated above, to each fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 1998.

     Comments or questions concerning this certificate may be directed to Frederick S. Marius at 1-800-225-2465, ext. 11796.

                         Very truly yours,

                         Putnam New York Tax Exempt Income Fund
                         Putnam New York Tax Exempt Money
                          Market Fund
                         Putnam New York Tax Exempt Opportunities
                         Fund

                              /s/ Gordon H. Silver
                         By:  --------------------
                              Gordon H. Silver
                              Vice President

cc:  Brian D. McCabe, Esq.